Share-based compensation (Details) - Schedule of the awarded shares unit activities - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of the awarded shares unit activities [Abstract]
Number of share units, Beginning	1,781,328	1,854,193
Weighted average grant-date fair value per share unit, Beginning	$ 23.47	$ 24.16
Number of share units, Forfeited		(72,865)
Weighted average grant-date fair value per share unit, Forfeited		$ 38.52
Number of share units, Ending	3,050,701	1,781,328
Weighted average grant-date fair value per share unit, Ending	$ 43.52	$ 23.47
Number of share units, Granted	1,269,373
Weighted average grant-date fair value per share unit, Granted	$ 70.32